Related parties - Analysis of balances due from/to related parties (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of transactions between related parties
Due from related parties	$ 1,244	$ 8,266		$ 23,442
Due to related parties		17,775	$ 40,931	58,554
Frontier
Disclosure of transactions between related parties
Due from related parties		8,266		23,442
Due to related parties		$ 2,751		16,246
Term	30 days	30 days	30 days
One Link, S.A. de C.V.
Disclosure of transactions between related parties
Due to related parties		$ 0	$ 24,980	39,838
Term	30 days	30 days	30 days
Aeromantenimiento, S.A.
Disclosure of transactions between related parties
Due to related parties		$ 15,024	$ 15,951	1,474
Term	30 days	30 days	30 days
Mijares, Angoitia, Corts y Fuentes, S.C.
Disclosure of transactions between related parties
Due to related parties				$ 996
Term	30 days	30 days	30 days